Debt (Summary Of Long-Term Debt Of AT&T And Its Subsidiaries) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Calculation [Abstract]
Long-term Debt	$ 64,753	$ 64,515
Capital Lease Obligations	$ 239	$ 259